| (John Hancock High Yield Municipal Bond Fund)

John Hancock Municipal Securities Trust

John Hancock High Yield Municipal Bond Fund

Supplement dated January 3, 2014 to the current Class A, Class B, and Class C Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A sales charges of the fund are being reduced as set forth below.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (John Hancock High Yield Municipal Bond Fund) (USD $)		Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price		4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	1.00%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $1 million or more)

In addition, the following amends and restates the information presented under the heading "Expense example" in the "Fund summary" section for Class A shares:
Expense Example (John Hancock High Yield Municipal Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	485	687	905	1,533